RELATED PARTIES	12 Months Ended
Dec. 31, 2018
RELATED PARTIES
RELATED PARTIES

NOTE 25 - RELATED PARTIES:

a.    Key management in 2018 includes members of the Board of Directors and the Chief Executive Officer

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Key management compensation:
Salaries and other short-term employee benefits	734	677	576
Post-employment benefits	36	35	32
Share-based payments	510	557	504
Other long-term benefits	26	7	11

b.    Balances with related parties:

	December 31,
	2018	2017
	U.S. dollars in thousand
Current liabilities -
Credit balance in “accrued expenses and other current liabilities”	178	199
Non-current liabilities -
Derivative financial instruments	8	11